Shareholders’ Equity (Details Narrative) - USD ($)					6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 28, 2022	Dec. 31, 2021	Jun. 30, 2021	Feb. 06, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of stock issued during period		228,000,001
Common stock, par value		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Gross proceeds from issuance of common stock							$ 22,800	$ 338,113
Gross proceeds from issuance of private placement						$ 272,800
AngkasaXInnovation SdnBhd [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible preference share description	through its subsidiary – AngkasaX Innovation Sdn Bhd had issued several tranche of preference share amounting to USD243,793 for 562,650 units at $0.4333 per share, USD438,302 for 919,558 at $0.4766 per share, USD288,852 for 636,300 at $0.4540 per share and USD2,145 for 4,650 units at $0.4613 per share respectively
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued			1,000,000	1,000,000
Sale of stock, price per share			$ 0.25	$ 0.25		$ 0.25
Sale of stock, description			each such unit consisting of 1 share of Ordinary Share
Gross proceeds from issuance of private placement			$ 250,000